Annual Total Returns[BarChart] - Invesco DWA Basic Materials Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.81%)	28.55%	27.74%	3.87%	(6.11%)	23.34%	19.44%	(23.32%)	19.38%	15.43%